Schedule of commitment for minimum lease payments (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
2025		$ 121,828
2026-2027
Total future lease payment		121,828
Amount representing interest		(421)
Present value of operating lease liabilities		121,407
Less: current portion	$ (88,865)	(121,407)	$ (342,983)	$ (319,255)
Long-term portion		$ (0)	$ 112,708	$ 444,571